TREASURY STOCK	12 Months Ended
Mar. 31, 2015
Equity [Abstract]
Treasury Stock [Text Block]
10.	TREASURY STOCK

In February 2010, the Board of Directors authorized the Company to repurchase shares up to the value of $1,000. During the year ended March 31, 2011, the Company repurchased 6,049 shares at consideration of $15 of which 1,000 shares were subsequently transferred to an employee upon the exercises of his employee stock options in February 2011. The remaining 5,049 shares were held in treasury as of March 31, 2014 and 2015 and are not eligible to vote.